Schedule of Fair Value Measurements (Details) - CAD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Cash	$ 16,141,406	$ 17,829,149
Short-term loan receivable	29,395,726	2,046,450
Short-term investments	3,402,202	1,660,738
Long-term loan receivable		1,128,932
Long-term investment	10,775,746	5,203,071
Accounts payable and accrued liabilities	(1,070,155)	(1,646,662)
Due to related party	(111,230)	(127,925)
Lease liabilities	(1,226,882)		$ 31,107
Loan payable	(9,721,868)
Deferred liabilities	(10,232,250)	(10,232,250)
Derivative liabilities	(24,796)	(111,913)
Other liabilities	(12,271,871)
Total	25,056,028	15,749,590
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash	16,141,406	17,829,149
Short-term loan receivable	0	0
Short-term investments	3,402,202	1,660,738
Long-term loan receivable		0
Long-term investment	10,775,746	5,203,071
Accounts payable and accrued liabilities	(1,070,155)	(1,646,662)
Due to related party	(111,230)	(127,925)
Lease liabilities	0
Loan payable	0
Deferred liabilities	0	0
Derivative liabilities	0	0
Other liabilities	0
Total	29,137,969	22,918,371
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash	0	0
Short-term loan receivable	29,395,726	2,046,450
Short-term investments	0	0
Long-term loan receivable		1,128,932
Long-term investment	0	0
Accounts payable and accrued liabilities	0	0
Due to related party	0	0
Lease liabilities	(1,226,882)
Loan payable	(9,721,868)
Deferred liabilities	(10,232,250)	(10,232,250)
Derivative liabilities	(24,796)	(111,913)
Other liabilities	(12,271,871)
Total	(4,081,941)	(7,168,781)
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash	0	0
Short-term loan receivable	0	0
Short-term investments	0	0
Long-term loan receivable		0
Long-term investment	0	0
Accounts payable and accrued liabilities	0	0
Due to related party	0	0
Lease liabilities	0
Loan payable	0
Deferred liabilities	0	0
Derivative liabilities	0	0
Other liabilities	0
Total	$ 0	$ 0